                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03639

Morgan Stanley Developing Growth Securities Trust

(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                           (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: June 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS      JUNE 30, 2005   (UNAUDITED)
--------------------------------------------------------------------------------



     NUMBER OF
      SHARES                                                                                   VALUE
--------------------                                                                    ---------------------

                          COMMON STOCKS (97.6%)
                          Advertising/Marketing Services (4.9%)
            211,400       Getty Images, Inc.*                                                $15,698,564
            243,600       Lamar Advertising Co. (Class A)*                                    10,418,772
                                                                                    ---------------------
                                                                                              26,117,336
                                                                                    ---------------------
                          Air Freight/Couriers (2.9%)
            179,950       C.H. Robinson Worldwide, Inc.                                       10,473,090
            103,700       Expeditors International of Washington, Inc.                         5,165,297
                                                                                    ---------------------
                                                                                              15,638,387
                                                                                    ---------------------
                          Apparel/Footwear Retail (2.2%)
            150,700       Chico's FAS, Inc.*                                                   5,165,996
            114,500       Urban Outfitters, Inc.*                                              6,491,005
                                                                                    ---------------------
                                                                                              11,657,001
                                                                                    ---------------------
                          Biotechnology (1.8%)
             76,700       Affymetrix, Inc.*                                                    4,136,431
            159,500       Gen-Probe, Inc.*                                                     5,778,685
                                                                                    ---------------------
                                                                                               9,915,116
                                                                                    ---------------------
                          Broadcasting (0.7%)
            136,225       Univision Communications, Inc. (Class A)*                            3,752,999
                                                                                    ---------------------

                          Casino/Gaming (7.7%)
            442,801       International Game Technology                                       12,464,848
            176,100       Penn National Gaming, Inc.*                                          6,427,650
            230,500       Station Casinos, Inc.                                               15,305,200
            152,055       Wynn Resorts, Ltd.*                                                  7,187,640
                                                                                    ---------------------
                                                                                              41,385,338
                                                                                    ---------------------
                          Chemicals: Agricultural (0.9%)
             79,300       Monsanto Co.                                                         4,985,591
                                                                                    ---------------------

                          Computer Peripherals (0.9%)
            176,600       Network Appliance, Inc.*                                             4,992,482
                                                                                    ---------------------

                          Construction Materials (1.5%)
            150,800       Rinker Group Ltd. (ADR) (Australia)                                  8,005,972
                                                                                    ---------------------

                          Containers/Packaging (0.9%)
            103,370       Sealed Air Corp.*                                                    5,146,792
                                                                                    ---------------------

                          Data Processing Services (1.0%)
             78,975       Global Payments, Inc.                                                5,354,505
                                                                                    ---------------------

                          Discount Stores (1.5%)
            256,300       BJ's Wholesale Club, Inc.*                                           8,327,187
                                                                                    ---------------------

                          Electronic Equipment/Instruments (0.8%)
            207,430       Dolby Laboratories, Inc. (Class A)*                                  4,575,906
                                                                                    ---------------------

                          Electronic Production Equipment (1.5%)
            246,900       Tessera Technologies, Inc.*                                          8,248,929
                                                                                    ---------------------

                          Financial Conglomerates (1.5%)
            205,400       Brascan Corp. (Class A) (Canada)                                     7,838,064
                                                                                    ---------------------

                          Financial Publishing/Services (0.0%)
              5,425       Moody's Corp.                                                          243,908
                                                                                    ---------------------

                          Gas Distributors (1.1%)
             90,400       Questar Corp.                                                        5,957,360
                                                                                    ---------------------

                          Home Building (2.0%)
             13,442       NVR, Inc.*                                                          10,888,020
                                                                                    ---------------------

                          Insurance Brokers/Services (1.0%)
            133,434       ChoicePoint, Inc.*                                                   5,344,032
                                                                                    ---------------------

                          Internet Retail (1.3%)
            210,200       Amazon.com, Inc.*                                                    6,953,416
                                                                                    ---------------------

                          Internet Software/Services (2.2%)
            320,500       Akamai Technologies, Inc.*                                           4,208,165
             66,600       Netease.com, Inc. (ADR) (Cayman Islands)*                            3,803,526
            132,400       SINA Corp. (Cayman Island)*                                          3,693,960
                                                                                    ---------------------
                                                                                              11,705,651
                                                                                    ---------------------
                          Investment Banks/Brokers (3.8%)
            307,651       Ameritrade Holding Corp.*                                            5,719,232
             49,065       Chicago Mercantile Exchange Holding, Inc.                           14,498,707
                                                                                    ---------------------
                                                                                              20,217,939
                                                                                    ---------------------
                          Investment Managers (1.7%)
            328,013       Calamos Asset Management, Inc. (Class A)                             8,935,074
                                                                                    ---------------------

                          Medical Distributors (1.4%)
            166,900       Patterson Companies, Inc.*                                           7,523,852
                                                                                    ---------------------

                          Medical Specialties (5.7%)
             50,800       Cooper Companies, Inc. (The)                                         3,091,688
            113,900       Dade Behring Holdings, Inc.                                          7,404,639
             60,412       Fisher Scientific International, Inc.*                               3,920,739
             61,400       INAMED Corp.*                                                        4,111,958
             92,103       Kinetic Concepts, Inc.*                                              5,526,180
            155,100       St. Jude Medical, Inc.*                                              6,763,911
                                                                                    ---------------------
                                                                                              30,819,115
                                                                                    ---------------------
                          Medical/Nursing Services (0.9%)
            199,000       VCA Antech, Inc.*                                                    4,825,750
                                                                                    ---------------------

                          Miscellaneous Commercial Services (6.6%)
            282,825       Corporate Executive Board Co. (The)                                 22,153,682
            261,840       Iron Mountain, Inc.*                                                 8,122,277
            106,900       Laureate Education, Inc.*                                            5,116,234
                                                                                    ---------------------
                                                                                              35,392,193
                                                                                    ---------------------
                          Motor Vehicles (1.5%)
            159,900       Harley-Davidson, Inc.                                                7,931,040
                                                                                    ---------------------

                          Movies/Entertainment (0.7%)
             67,500       International Speedway Corp. (Class A)                               3,797,550
                                                                                    ---------------------

                          Oil & Gas Production (3.8%)
            664,760       Ultra Petroleum Corp. (Canada)*                                     20,182,114
                                                                                    ---------------------

                          Other Consumer Services (4.9%)
            139,700       Career Education Corp.*                                              5,114,417
            114,400       ITT Educational Services, Inc.*                                      6,111,248
            114,600       Strayer Education, Inc.                                              9,885,396
            102,600       Weight Watchers International, Inc.*                                 5,295,186
                                                                                    ---------------------
                                                                                              26,406,247
                                                                                    ---------------------
                          Other Metals/Minerals (1.6%)
            193,500       Cameco Corporation (Canada)                                          8,659,125
                                                                                    ---------------------

                          Packaged Software (2.6%)
            414,500       Red Hat, Inc.*                                                       5,429,950
            422,800       Salesforce.com, Inc.*                                                8,658,944
                                                                                    ---------------------
                                                                                              14,088,894
                                                                                    ---------------------
                          Personnel Services (2.3%)
            425,700       Monster Worldwide, Inc.*                                            12,209,076
                                                                                    ---------------------

                          Property - Casualty Insurers (1.4%)
             11,645       White Mountains Insurance Group, Ltd. (Bermuda)                      7,346,830
                                                                                    ---------------------

                          Real Estate Development (2.1%)
            131,200       CB Richard Ellis Group, Inc. (Class A)                               5,754,432
             64,600       St. Joe Co. (The)                                                    5,267,484
                                                                                    ---------------------
                                                                                              11,021,916
                                                                                    ---------------------
                          Real Estate Investment Trusts (1.4%)
            207,500       Plum Creek Timber Co., Inc.                                          7,532,250
                                                                                    ---------------------

                          Recreational Products (2.8%)
            297,966       Activision, Inc.*                                                    4,922,398
             92,500       Polaris Industries, Inc.                                             4,995,000
            142,800       Shanda Interactive Entertainment Ltd. (ADS)
                          (Cayman Islands)*                                                    5,253,612
                                                                                    ---------------------
                                                                                              15,171,010
                                                                                    ---------------------
                          Restaurants (3.0%)
            235,500       Cheesecake Factory, Inc. (The)*                                      8,178,915
            134,860       P.F. Chang's China Bistro, Inc.*                                     7,954,043
                                                                                    ---------------------
                                                                                              16,132,958
                                                                                    ---------------------
                          Semiconductors (1.5%)
            206,850       Marvell Technology Group Ltd. (Bermuda)*                             7,868,574
                                                                                    ---------------------

                          Services to the Health Industry (1.5%)
            157,500       Stericycle, Inc.*                                                    7,925,400
                                                                                    ---------------------

                          Specialty Stores (1.9%)
            120,800       Bed Bath & Beyond, Inc.*                                             5,047,024
            108,300       Tractor Supply Co.*                                                  5,317,530
                                                                                    ---------------------
                                                                                              10,364,554
                                                                                    ---------------------
                          Specialty Telecommunications (2.3%)
            605,875       Crown Castle International Corp.*                                   12,311,380
                                                                                    ---------------------

                          Wholesale Distributors (1.0%)
            148,400       SCP Pool Corp.                                                       5,207,356
                                                                                    ---------------------

                          Wireless Telecommunications (2.9%)
            241,600       NII Holdings, Inc. (Class B)*                                       15,447,904
                                                                                    ---------------------

                          TOTAL COMMON STOCKS
                            (Cost $460,425,717)                                              524,352,093
                                                                                    ---------------------

     PRINCIPAL
     AMOUNT IN
     THOUSANDS
--------------------

                          SHORT-TERM INVESTMENT (0.1%)
                          REPURCHASE AGREEMENT
               $329       Joint repurchase agreement account 3.35%
                          due 07/01/05 (dated 6/30/05; proceeds $329,031) (a)
                           (Cost $329,000)                                                       329,000
                                                                                    ---------------------

                          TOTAL INVESTMENTS
                            (Cost $460,754,717) (b)                       97.7%              524,681,093
                          OTHER ASSETS IN EXCESS OF LIABILITIES            2.3                12,645,286
                                                                        ----------  ---------------------
                          NET ASSETS                                     100.0%             $537,326,379
                                                                        ==========  =====================



------------------
    ADR    American Depositary Receipt.
    ADS    American Depositary Share.
      *    Non-income producing security.
     (a)   Collateralized by federal agency and U.S. Treasury
           obligations.
     (b)   The aggregate cost for federal income tax
           purposes approximates the aggregate cost
           for book purposes. The aggregate gross unrealized
           appreciation is $76,830,992 and the aggregate
           gross unrealized depreciation is $12,904,616,
           resulting in net unrealized appreciation of
           $63,926,376.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Developing Growth Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Developing Growth
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 23, 2005

                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Developing Growth
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 23, 2005

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer